Intangible Assets, Net of Accumulated Amortization - Amortization Expense (Details) - HZO, Inc. and Subsidiaries - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Future amortization expense
2026 (remaining)	$ 207,791	$ 415,583
2027	415,583	415,583
2028	346,319	346,319
Developed technology asset, Net Carrying Amount	$ 969,693	$ 1,177,485	$ 1,593,067